Exhibit 99.3 Schedule 5

Client Name:
Client Project Name:	PRPM 2024-NQM1
Start - End Dates:	12/10/2018 - 2/23/2023
Deal Loan Count:	10

Rating Agency ATR QM Data Fields

Loans in Report:	10

Redacted Loan ID	Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
C39F9B93-07DA-4818-A606-BC1C1AC06C6A	XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	35000	XXXXXX	6.25	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
47099A24-F8FE-4028-8236-2E1A312C4A34	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	5829	XXXXXX	6.2885	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	2789.76
602DC61F-B75D-4253-A050-31EDC1B996E4	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	16792.11	XXXXXX	4.8111	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	68804
6783B1C1-7779-46EC-867B-02D194F7C2C4	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	10670.2	XXXXXX	4.8904	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
9D6E5E4E-8D7F-496D-A6DF-2115282DFF13	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	7771	XXXXXX	5.4459	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
F0318A45-9E32-4CD9-A305-029E77D54D41	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	8333.5	XXXXXX	4.9123	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
BF1A5FF6-E947-4D6A-8E18-E54524D29A87	XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	13665	XXXXXX	4.8239	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
8949B7F2-76D5-4F4F-B14C-D8F79F1B72FB	XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	5250	XXXXXX	8.625	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
B65885C4-A4E6-4607-A18F-9BD710861CED	XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	5658.29	XXXXXX	8.625	Unemployed	Employed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
7D493641-7D48-4DFE-A111-3BA8A7446295	XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	35180.01	XXXXXX	8.375	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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